Employee Benefit Plan (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Multi-Employer Pension Plans
Total Contribution	$ 9	$ 9	$ 9
New York Hotel Trades Council and Hotel Association of New York City, Inc. Pension Fund [Member]
Multi-Employer Pension Plans
EIN/ Pension Plan Number	13-1764242/001
Pension Protection Act Zone Status	Yellow	Yellow
Total Contribution	4	4	5
Other Funds [Member]
Multi-Employer Pension Plans
Total Contribution	$ 5	$ 5	$ 4